FAIR VALUE MEASUREMENTS	6 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE
10
 -     FAIR VALUE MEASUREMENTS
Financial instruments include cash and cash equivalents, restricted cash, time deposits with maturities over three months, accounts receivable, other receivables, amounts due to or from related parties, accounts payable, short-term bank loans, long-term bank loans and bifurcated derivative. The carrying values of these financial instruments, other than long-term bank loans and a bifurcated derivative (which is a recurring fair value measurement), approximate their fair values due to their short-term maturities. The carrying value of the Company’s long-term bank loans other than the Convertible Bond approximates its fair value as the long-term bank loans are subject to floating interest rates. These assets and liabilities, excluding cash and cash equivalents (which fall into level 1 of the fair value hierarchy), fall into level 2 of the fair value hierarchy.
The carrying value of the Convertible Bond is $19,995 as of June 30, 201
9
,
 whereas the fair value is $19,502 as of June 30, 201
9
.
 The fair value measurements of the Convertible Bond falls into level 3 of the fair value hierarchy.
The Convertible Bond was repaid in full on August 29, 2019. There were no liabilities measured at fair value on a recurring or non-recurring basis
as of
Decemb
er 31
, 2019.
The derivative financial liability represents the
fair
value of the
non-conversion
compensation feature bifurcated from the convertible bond. The changes in fair value of the non-conversion
compensation feature during the six months ended December 31, 201
9
are shown in the following table.

Fair value measurements as of December 31, 2019 using significant unobservable inputs (Level 3)
Non-conversion compensation feature related to the Convertible Bond
Balance as at June 30, 2019	$758
Settlement	(753)
Change in fair-value (included within other expenses, net)	(5)

Balance as of December 31, 2019 (Unaudited)	$—

Assets measured at fair value on a nonrecurring basis as of June 30, 2019 are stated below:

	June 30, 2019
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Retained equity interest in a former subsidiary (i)	$—	$—	$4,110	$4,110
Goodwill (ii)	—	—	—	—
Total assets measured at fair value on a non-recurring basis	$—	$—	$4,110	$4,110

(i)
The retained equity interest in Beijing Hollysys Intelligent Technologies Co., Ltd. was measured at fair value using the discounted cash flow method which involves significant unobservable inputs such as terminal growth rate and discount rate.

(ii)
As of June 30, 2019, the Company’s goodwill of nil was related to the acquisition of Concord Group. The Company engaged an independent third-party appraiser to assist with the valuation of the goodwill related to the Concord Group using two-step test approach, which indicated the implied fair value of the goodwill via a residual approach to be nil. Based on the test result, the Company recorded a goodwill impairment charge of $11,623.

There were no financial assets measured at fair value on a recurring basis as of June 30, 2019 and December 31, 2019. There were no assets measured at fair value on a non-recurring basis as of December 31, 2019.